Income Tax - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
States
Income tax (benefit) provision	$ 537,000	$ (242,000)	$ 890,000	$ 289,000
Kingswood Acquisition Corp
Federal
Current					$ 4,454	$ 5,659
Deferred					409,190	(540,116)
States
Current					20,597
Deferred					(349,076)
Change in the valuation allowance					(51,251)	571,267
Income tax (benefit) provision					$ (33,914)	$ 36,810